Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,145,568.29
Total Fee Amount	296.30
Total Offset Amount	0.00
Net Fee	$ 296.30
Offering Table N/A
Offset Table N/A	N/A